CONVERTIBLE LOAN (Schedule of Convertible Loan) (Details)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 IFC Loan [Member] CNY	Dec. 31, 2013 IFC Loan [Member] CNY	Oct. 24, 2012 IFC Loan [Member] USD ($)	Oct. 24, 2012 IFC Loan [Member] CNY	Jun. 12, 2012 IFC Loan [Member] USD ($)	Jun. 12, 2012 IFC Loan [Member] CNY	Sep. 05, 2014 IFC Loan [Member] Debt Before Conversion [Member] USD ($)	Sep. 05, 2014 IFC Loan [Member] Debt After Conversion [Member] USD ($)	Sep. 05, 2014 IFC Loan [Member] SummitView [Member] Debt Before Conversion [Member] USD ($)	Sep. 05, 2014 IFC Loan [Member] SummitView [Member] Debt After Conversion [Member] USD ($)	Sep. 05, 2014 IFC Loan [Member] Baring [Member] Debt Before Conversion [Member] USD ($)	Sep. 05, 2014 IFC Loan [Member] Baring [Member] Debt After Conversion [Member] USD ($)	Sep. 05, 2014 IFC Loan [Member] CEHIL [Member] Debt Before Conversion [Member] USD ($)	Sep. 05, 2014 IFC Loan [Member] CEHIL [Member] Debt After Conversion [Member] USD ($)
Summary of convertible loan
Principal IFC loan				69,760,000	102,905,000	$ 20,000,000	125,710,000	$ 20,000,000	125,710,000
Unamortized discount				(56,290,000)
Net carrying amount	$ 2,171,000	13,470,000	102,905,000							$ 48,000,000	$ 11,308,000	$ 5,000,000		$ 5,000,000	$ 5,000,000	$ 38,000,000	$ 6,308,000